Equity	12 Months Ended
Dec. 31, 2020
Equity
Equity

(16)    Equity

Details of consolidated equity and movement are shown in the consolidated statement of changes in equity.

(a)Share capital

At 31 December 2020 and 2019, the Company’s share capital amounts to Euros 119,603,705 and comprises:

•	Class A shares: 426,129,798 ordinary shares of Euros 0.25 par value each, subscribed and fully paid and of the same class and series.
•	Class B shares: 261,425,110 non-voting preference shares of 0.05 Euros par value each, of the same class and series, and with the preferential rights set forth in the Company’s by-laws.

The main characteristics of the Class B shares are as follows:

•

Each Class B share entitles its holder to receive a minimum annual preferred dividend out of the distributable profits at the end of each year equal to Euros 0.01 per Class B share provided that the aggregate preferred dividend does not exceed the distributable profits of that year and a distribution of dividends has been approved by the Company’s shareholders. This preferred dividend is not cumulative if sufficient distributable profits are not obtained in the period.

•	Each Class B share is entitled to receive, in addition to the above-mentioned preferred dividend, the same dividends and other distributions as for one Grifols ordinary share.
•

Each Class B share entitles the holder to its redemption under certain circumstances, if a takeover bid for all or part of the shares in the Company has been made, except if holders of Class B shares have been entitled to participate in the bid on the same terms as holders of Class A shares. The redemption terms and conditions reflected in the Company’s by-laws limit the amount that may be redeemed, requiring that sufficient distributable reserves be available, and limit the percentage of shares to be redeemed in line with the ordinary shares to which the bid is addressed.

•

In the event the Company were to be wound up and liquidated, each Class B share entitles the holder to receive, before any amounts are paid to holders of ordinary shares, an amount equal to the sum of (i) the par value of the Class B share, and (ii) the share premium paid for the Class B share when it was subscribed. In addition to the Class B liquidation preference amount, each holder is entitled to receive the same liquidation amount that is paid for each ordinary share.

These shares are freely transferable.

Since 23 July 2012 the ADSs (American Depositary Shares) representing Grifols’ Class B shares (non-voting shares) have had an exchange ratio of 1:1 in relation to Class B shares, ie.1 ADS represents 1 Class B share. The previous rate was 2 ADS per 1 Class B share.

The Company’s knowledge of its shareholders is based on information provided voluntarily or in compliance with applicable legislation. According to the information available to the Company, there are no interests representing more than 10% of the Company’s total capital at 31 December 2020 and 2019.

At 31 December 2020 and 2019, the number of outstanding shares is equal to the total number of Company shares, less treasury stock.

Movement in outstanding shares during 2019 is as follows:

	Class A shares	Class B shares

Balance at 1 January 2019	426,129,798	257,606,659
(Acquisition) / disposal of treasury stock (note 16 (d))	—	403,399
Balance at 31 December 2019	426,129,798	258,010,058

Movement in outstanding shares during 2020 is as follows:

	Class A shares	Class B shares

Balance at 1 January 2020	426,129,798	258,010,058
(Acquisition) / disposal of treasury stock (note 16 (d))	—	402,888
Balance at 31 December 2020	426,129,798	258,412,946

(b)Share premium

Movement in the share premium is described in the consolidated statement of changes in equity, which forms an integral part of this note to the consolidated financial statements.

(c)Reserves

The drawdown of accumulated gains is subject to legislation applicable to each of the Group companies. At 31 December 2020, Euros 40,362 thousand equivalent to the carrying amount of development costs pending amortization of certain Spanish companies (Euros 12,891 thousand at 31 December 2019) (see note 8) are, in accordance with applicable legislation, restricted reserves which cannot be distributed until these development costs have been amortized.

In June 2018, Grifols made the decision to divest in TiGenix and participated in the takeover bid made by Takeda in the first half of 2018. This divestment generated a positive impact on reserves of Euros 4,900 thousand and a negative impact of Euros 4,900 thousand in "Other comprehensive income".

In June 2018, Grifols executed the purchase option for 6.41% of the shares of Progenika owned by Ekarpen Private Equity, S.A. for an amount of Euros 5,300 thousand. As a result, the Group increased its interest from  90.23% to 96.64%. The difference between the acquisition carried out by the Group and the non-controlling interest was recognized in reserves.

In September 2018, the Group acquired 41,387 shares of Progenika Biopharma, S.A for an amount of Euros 4,333 thousand. As a result, the Group increased its interest from 96.64% to 99.99%. The difference between the acquisition carried out by the Group and the non-controlling interest was recognized against reserves.

In June 2019, Kiro Grifols, S.L. increased capital by an amount of Euro 7,500 thousand. The Group continues to hold a 90% interest, with an increase in non-controlling interest that corresponds to 10%  of the capital increase (see note 18).

In July 2019, the Group acquired 33 shares of Progenika Biopharma, S.A for an amount of Euros 4 thousand. As a result, the Group increased its interest from 99.99% to 100%. With this acquisition, the Group has the full control of Progenika Biopharma, S.A and therefore it ceased to have non-controlling interest (see note 18).

In April 2019 and December 2019 the Group subscribed two share capital increases in Araclon Biotech, S.L of Euros 16.8 million and Euros 5.9 million, respectively. After the latter capital increase Grifols’ interest rises to 75.1% (see note 18).

At 31 December 2019, Grifols delivered 90 shares of its subsidiary Grifols Diagnostic Solutions, Inc. in exchange fora contractual right to receive equity instruments  in an associate (equivalent to 1,766 million of SR shares), because at that date no shares of Shanghai RAAS Blood Products Co. Ltd. were received. This transaction generated an impact on reserves of Euros 227 million (see note 11).

On 30 March 2020, the share exchange agreement was closed and Grifols received SRAAS shares corresponding to 26.2% of its share capital. Therefore, Grifols becomes the largest shareholder of SRAAS, while maintaining operational, political and economic control of GDS (see notes 11 and 18). This transaction generated an impact in reserves of Euros 408 million.

On 14 April 2020, Grifols made a contribution of Euros 10 million in cash that was recognized as a shareholder contribution in Plasmavita. The equity share of 50% has remained unchanged after the contribution. However, with the new shareholder agreement signed on this date, it can be concluded that Grifols has control over Plasmavita and, therefore, it is considered part of the group and it has been fully consolidated (see note 3 (a), notes 11 and 18).

On 2 September 2020, Grifols signed an agreement to acquire all the shares of Alkahest Inc. ("Alkahest") for a total amount of Euros 123,425 thousand (US Dollars 146,000 thousand). Likewise, as a result of agreements between shareholders, Grifols obtained control of Alkahest on 2 September 2020. As from this date, Alkahest is considered a group company and it is fully consolidated (see notes 3, 11 and 18).

In December 2020 the Group subscribed a share capital increase in VCN Biosciences, S.L. of Euros 5 million. After this capital increase Grifols' interest rises to 86.827% (see note 18).

In December 2020, Kiro Grifols, S.L. increased capital by an amount of Euro 10,000 thousand. The Group continues to hold a 90% interest, with an increase in non-controlling interest that corresponds to 10% of the capital increase (see note 18).

At 31 December 2020 and 2019 reserves include the IFRS-EU first-time adoption revaluation reserves and legal reserve of certain Group companies.

Legal reserve

Companies in Spain are obliged to transfer 10% of each year’s profits to a legal reserve until this reserve reaches an amount equal to 20% of share capital. This reserve is not distributable to shareholders and may only be used to offset losses if no other reserves are available. Under certain conditions it may be used to increase share capital provided that the balance left on the reserve is at least equal to 10% of the nominal value of the total share capital after the increase.

At 31 December 2020 and 2019 the legal reserve of the Company amounts to Euros 23,921 thousand which corresponds to 20% of the share capital.

Distribution of the legal reserves of Spanish companies is subject to the same restrictions as those of the Company and at 31 December 2020 and 2019 the balance of the legal reserve of other Spanish companies amounts to Euros 2,066 thousand.

Other foreign Group companies have a legal reserve amounting to Euros 3,677 thousand at 31 December 2020 (Euros 892 thousand at 31 December 2019).

(d)Treasury stock

At 31 December 2020 and December 2019 the Company does not have any Class A treasury stock.

Movement in Class B treasury stock during 2019 was as follows:

	No. of Class B Shares	Thousands of Euros
Balance at 1 January 2019	3,818,451	55,441

Disposal Class B shares	(403,399)	(5,857)

Balance at 31 December 2019	3,415,052	49,584

Movement in Class B treasury stock during 2020 is as follows:

	No. of Class B shares	Thousands of Euros
Balance at 1 January 2020	3,415,052	49,584

Disposal Class B shares	(402,888)	(5,850)

Balance at 31 December 2020	3,012,164	43,734

In March 2020 the Group delivered 402,888 treasury stocks (Class B shares) to eligible employees as compensation for the Restricted Share Unit Retention Plan (see note 29).

In March 2019 the Group delivered 403,399 treasury stocks (Class B shares) to eligible employees as compensation for the Restricted Share Unit Retention Plan (see note 29).

The Parent held Class B treasury stock equivalent to 0.4% of its capital at 31 December 2020 (0.5% at 31 December 2019).

(e)Distribution of profit

The profits of Grifols, S.A. and subsidiaries will be distributed as agreed by respective shareholders at their general meetings.

The proposed distribution of profit of the Parent Grifols, S.A. for the years ended 31 December 2020, and the distribution of profit approved for 2019, presented at the general meeting held on 8 October 2020, is as follows:

	Thousands of Euros
	31/12/2020	31/12/2019
Voluntary reserve	62,134	1,380,207
Dividends	2,614	250,058
Profit of the Parent	64,748	1,630,265

Likewise, the Parent Company will propose a distribution of dividends charged to voluntary reserves for an amount of Euros 247,520 thousand.

The following dividends were paid in 2019:

	31/12/2019
	% of par value	Euros per share	Thousands of Euros
Ordinary shares	58%	0.15	61,850
Non-voting shares	290%	0.15	37,448
Non-voting shares (preferred dividend)	20%	0.01	2,614

Total dividends paid			101,912

	31/12/2019
	% of par value	Euros per share	Thousands of Euros
Ordinary shares (interim dividend)	80%	0.20	85,226
Non-voting shares (interim dividend)	400%	0.20	51,602

Total interim dividends paid			136,828

The following dividends were paid in 2020:

	31/12/2020
	% of par value	Euros per share	Thousands of Euros
Ordinary shares	65%	0.16	68,859
Non-voting shares	323%	0.16	41,757
Non-voting shares (preferred dividend)	20%	0.01	2,614

Total dividends paid			113,230

During 2020 no interim dividend has been paid.

At the meeting held on 25 October, 2019, the Board of Directors of Grifols approved the distribution of interim dividend for 2019, of Euros 0.20 for each Class A and B share, recognizing a total of Euros 136,828 thousand as interim dividend.

These amounts to be distributed did not exceed the profits generated by the Company since the end of the last reporting period, less the estimated income tax payable on these profits, in accordance with article 277 of the Revised Spanish Companies Act.

The Statement of Liquidity for Distribution of Interim Dividend of Grifols, S.A. prepared in accordance with legal requirements and which shows the existence of sufficient liquidity to be able to distribute the aforementioned interim dividend is provided in Appendix VI.

At a general meeting held on 8 and 9 October 2020 the shareholders of Grifols S.A. approved the distribution of a preferred dividend of Euros 0.01 for every Class B non-voting share.

The distribution of the profit for the years ended 31 December 2019 and 2020 is presented in the consolidated statement of changes in equity.

(f)   Restricted Share Unit Retention Plan

The Group has set up a Restricted Share Unit Retention Plan (hereinafter RSU Plan) for certain employees (see note 29). This commitment will be settled using equity instruments and the cumulative accrual amounts to Euros 13,880 thousand at 31 December 2020 (Euros 12,498 thousand at 31 December 2019).